Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.02%
Aerospace & Defense–2.43%
Airbus SE (France)	246,034	$42,556,851
Northrop Grumman Corp.	98,239	47,868,917
		90,425,768
Application Software–1.73%
Salesforce, Inc.	188,379	64,369,103
Asset Management & Custody Banks–1.52%
BlackRock, Inc.	52,643	56,617,546
Biotechnology–1.25%
AbbVie, Inc.	252,063	46,354,386
Building Products–2.42%
Fortune Brands Innovations, Inc.	274,298	19,658,938
Johnson Controls International PLC	637,076	49,691,928
Masco Corp.	262,048	20,775,165
		90,126,031
Cable & Satellite–1.13%
Comcast Corp., Class A	1,245,064	41,908,854
Communications Equipment–1.47%
Cisco Systems, Inc.	900,797	54,588,298
Construction Materials–1.36%
CRH PLC	511,555	50,659,292
Consumer Finance–1.64%
Capital One Financial Corp.	300,127	61,138,871
Consumer Staples Merchandise Retail–3.81%
Walmart, Inc.	1,444,581	141,800,071
Diversified Banks–8.48%
Fifth Third Bancorp	1,149,067	50,915,159
JPMorgan Chase & Co.	492,554	131,659,684
PNC Financial Services Group, Inc. (The)	390,071	78,384,768
U.S. Bancorp	1,143,332	54,628,403
		315,588,014
Diversified Metals & Mining–0.41%
Teck Resources Ltd., Class B (Canada)	370,757	15,156,546
Electric Utilities–2.88%
Entergy Corp.	671,828	54,471,814
PPL Corp.	1,569,986	52,751,530
		107,223,344
Electrical Components & Equipment–2.17%
ABB Ltd. (Switzerland)	496,736	27,048,458
Emerson Electric Co.	413,137	53,687,153
		80,735,611
Electronic Manufacturing Services–0.56%
TE Connectivity PLC (Switzerland)	140,836	20,839,503
Shares		Value
Financial Exchanges & Data–0.83%
CME Group, Inc., Class A	130,094	$30,769,833
Food Distributors–1.43%
Sysco Corp.	727,494	53,048,862
Health Care Distributors–0.69%
Cencora, Inc.	101,090	25,698,089
Health Care Equipment–2.75%
Becton, Dickinson and Co.	177,311	43,902,204
Medtronic PLC	644,217	58,507,788
		102,409,992
Home Improvement Retail–2.43%
Lowe’s Cos., Inc.	348,351	90,585,194
Hotels, Resorts & Cruise Lines–1.03%
Marriott International, Inc., Class A	132,251	38,430,818
Household Products–0.85%
Colgate-Palmolive Co.	363,053	31,476,695
Industrial Machinery & Supplies & Components–2.26%
Parker-Hannifin Corp.	118,870	84,047,033
Industrial REITs–1.60%
Prologis, Inc.	498,736	59,474,268
Integrated Oil & Gas–3.56%
Chevron Corp.	565,989	84,439,899
Suncor Energy, Inc. (Canada)	1,275,817	47,919,686
		132,359,585
Integrated Telecommunication Services–3.39%
AT&T, Inc.	2,505,910	59,465,244
Deutsche Telekom AG (Germany)	1,981,427	66,474,816
		125,940,060
Investment Banking & Brokerage–3.89%
Charles Schwab Corp. (The)	678,195	56,100,290
Morgan Stanley	641,379	88,786,095
		144,886,385
IT Consulting & Other Services–2.05%
International Business Machines Corp.	297,984	76,194,509
Managed Health Care–2.76%
UnitedHealth Group, Inc.	189,546	102,826,810
Movies & Entertainment–1.81%
Walt Disney Co. (The)	596,862	67,481,218
Multi-line Insurance–2.10%
American International Group, Inc.	1,061,204	78,168,287
Multi-Utilities–1.99%
Public Service Enterprise Group, Inc.	886,788	74,082,270
Oil & Gas Exploration & Production–2.40%
ConocoPhillips	902,750	89,218,782
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Shares		Value
Oil & Gas Refining & Marketing–0.71%
Valero Energy Corp.	198,940	$26,459,020
Paper & Plastic Packaging Products & Materials–1.15%
Smurfit WestRock PLC	438,000	23,253,420
Sonoco Products Co.	410,222	19,542,976
		42,796,396
Pharmaceuticals–6.64%
AstraZeneca PLC (United Kingdom)	338,234	47,479,787
Bristol-Myers Squibb Co.	617,013	36,372,916
Johnson & Johnson	638,327	97,121,453
Merck & Co., Inc.	259,714	25,664,938
Sanofi S.A., ADR	746,708	40,576,113
		247,215,207
Property & Casualty Insurance–3.99%
Chubb Ltd.	305,240	82,988,651
Hartford Financial Services Group, Inc. (The)	585,465	65,308,621
		148,297,272
Rail Transportation–2.06%
Union Pacific Corp.	308,640	76,477,906
Restaurants–2.45%
McDonald’s Corp.	316,320	91,321,584
Semiconductor Materials & Equipment–1.07%
Lam Research Corp.	490,950	39,791,498
Shares		Value
Semiconductors–2.39%
Broadcom, Inc.	188,897	$41,797,239
Texas Instruments, Inc.	256,092	47,277,144
		89,074,383
Systems Software–1.90%
Microsoft Corp.	170,223	70,652,758
Telecom Tower REITs–0.52%
American Tower Corp.	105,222	19,460,809
Timber REITs–1.02%
Weyerhaeuser Co.	1,233,317	37,764,167
Tobacco–3.04%
Philip Morris International, Inc.	869,155	113,163,981
Total Common Stocks & Other Equity Interests (Cost $2,635,687,204)		3,647,104,909
Money Market Funds–1.87%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(b)(c)	24,393,340	24,393,340
Invesco Treasury Portfolio, Institutional Class, 4.29%(b)(c)	45,292,192	45,292,192
Total Money Market Funds (Cost $69,685,532)		69,685,532
TOTAL INVESTMENTS IN SECURITIES–99.89% (Cost $2,705,372,736)		3,716,790,441
OTHER ASSETS LESS LIABILITIES—0.11%		4,019,465
NET ASSETS–100.00%		$3,720,809,906
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$43,232,681	$178,751,750	$(197,591,091)	$-	$-	$24,393,340	$1,385,738
Invesco Liquid Assets Portfolio, Institutional Class	30,871,559	36,994,007	(67,864,768)	1,828	(2,626)	-	440,160
Invesco Treasury Portfolio, Institutional Class	49,408,779	331,560,840	(335,677,427)	-	-	45,292,192	2,133,636
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,773,791	241,761,640	(247,535,431)	-	-	-	127,386*
Invesco Private Prime Fund	14,846,890	438,880,161	(453,726,526)	-	(525)	-	326,910*
Total	$144,133,700	$1,227,948,398	$(1,302,395,243)	$1,828	$(3,151)	$69,685,532	$4,413,830

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,463,544,997	$183,559,912	$—	$3,647,104,909
Money Market Funds	69,685,532	—	—	69,685,532
Total Investments	$3,533,230,529	$183,559,912	$—	$3,716,790,441
Invesco Dividend Income Fund